DEFERRED CHARGES (Schedule of Estimated Aggregate Amortization Expense) (Details)	Jul. 31, 2021 USD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
2022	$ 427,013
2023	425,017
2024	394,396
2025	352,943
2026	$ 333,292